Financial Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Commitments [Line Items]
Accrued of diligence obligations	$ 750,000	$ 750,000
Development milestones	2,000,000
Milestone payments	630,000
Commercial sale of a product	3,000,000
Phase III Clinical Trial [Member]
Financial Commitments [Line Items]
Development milestones	1,500,000
BLA [Member]
Financial Commitments [Line Items]
Development milestones	2,000,000
Phase I Human [Member]
Financial Commitments [Line Items]
Milestone payments	300,000
Phase II Human Clinical Trial [Member]
Financial Commitments [Line Items]
Milestone payments	300,000
Phase III Clinical Trial [Member]
Financial Commitments [Line Items]
Milestone payments	$ 1,500,000